Capital Stock (Detail Textuals 4) - Apicore - Crown Capital Fund IV LP term loan	1 Months Ended
Nov. 17, 2016 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued to lenders | Share	900,000
Maturity period of term loans	48 months
Warrant exercise price issued to lenders | $ / shares	$ 6.50
Fair value assigned to warrants issued	$ 2,065,500
Pro rata share of financing costs	$ 116,695